INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

9.    INTANGIBLE ASSETS, NET

The following table presented the Company’s intangible assets as of the respective balance sheet dates:

		Radio									Internal
	Purchased	spectrum	Operating	Technology	Customer		Supplier	Trade	Customer	Non-Complete	use
	software	license	Permits	Platform	relationships	Licenses	relationships	names	contract	Agreement	software	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Intangible assets,Cost December 31, 2020	154,617	126,049	375,283	10,250	238,184	5,772	39,053	116,266	109,717	1,800	47,480	1,224,471
Accumulated Amortization 2020	(112,715)	(73,543)	(8,325)	(10,250)	(174,998)	(2,658)	(28,132)	(37,302)	(46,611)	(1,800)	(31,288)	(527,622)
Impairment	—	(38,654)	—	—	—	—	—	—	—	—	—	(38,654)
Intangible assets, Net December 31, 2020	41,902	13,852	366,958	—	63,186	3,114	10,921	78,964	63,106	—	16,192	658,195
Intangible assets, Cost December 31, 2021	177,421	123,167	625,129	38,050	257,183	5,772	39,053	116,266	109,717	1,800	58,902	1,552,460
Accumulated Amortization 2021	(122,239)	(74,056)	(24,830)	(12,777)	(203,356)	(3,043)	(31,206)	(43,115)	(55,897)	(1,800)	(42,036)	(614,355)
Impairment	—	(37,770)	—	—	—	—	—	—	—	—	—	(37,770)
Intangible assets, Net December 31, 2021	55,182	11,341	600,299	25,273	53,827	2,729	7,847	73,151	53,820	—	16,866	900,335
Intangible assets, Net December 31, 2021 (US$)	8,659	1,780	94,200	3,966	8,447	428	1,231	11,479	8,446	—	2,646	141,282

Radio spectrum license represented the spectrum license awarded by the Hong Kong Telecommunication Authority. Operating permits relate to the government authorized high-capacity utilities from the assets acquisitions (Note 4). Customer relationships relate to the relationships that arose as a result of existing customer agreements acquired and is derived from the estimated net cash flows that are expected to be derived from the expected renewal of these existing customer agreements after subtracting the estimated net cash flows from other contributory assets. Licenses mainly represented the telecommunication service license in relation to virtual private network services. Supplier relationships relate to the relationships that arose as a result of existing bandwidth supply agreements with certain network operators, which were valued using a replacement cost method given the relative ease of replacement. Trade names mainly relate to the trade names of Dermot Entities. Customer contract related to existing customer agreements acquired and is derived from the estimated net cash flows that are expected to be derived over the contractual period of the existing customer agreements after subtracting the estimated net cash flows from other contributory assets. Technology platform relates to the TenxCloud Cloud Native Application Platform and Kubedata platform from acquisition of BJ TenxCloud (Note 4) in 2021 and platform software from acquisition of iJoy BVI in 2013.

9.   INTANGIBLE ASSETS, NET (CONTINUED)

The intangible assets are amortized using the straight-line method, which is the Company’s best estimate of how these assets will be economically consumed over their respective estimated useful lives ranging from 1 to 36 years.

Amortization expenses were approximately RMB71,028, RMB72,690 and RMB94,751 (US$14,868) for the years ended December 31, 2019, 2020 and 2021, respectively.

The annual estimated amortization expenses for the intangible assets for each of the next five years are as follows:

	RMB	US$
2022	101,092	15,864
2023	84,724	13,295
2024	53,751	8,435
2025	33,932	5,325
2026	34,956	5,485
	308,455	48,404